LEASE - Maturities of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Jan. 01, 2019
Finance lease obligations
Within 1 year		¥ 352,524
After 1 year but within 2 years		453,891
After 2 years but within 3 years		286,468
After 3 years but within 4 years		282,627
After 4 years but within 5 years		292,481
After 5 years		3,926,028
Total undiscounted lease payments		5,594,019
Less: total future interest		(2,300,484)
Present value of lease obligations		3,293,535
Finance lease obligations
Within 1 year	¥ 395,490
After 1 year but within 2 years	495,711
After 2 years but within 3 years	378,251
After 3 years but within 4 years	391,202
After 4 years but within 5 years	404,461
After 5 years	5,752,023
Total undiscounted lease payments	7,817,138
Less: total future interest	(3,311,134)
Present value of lease obligations	4,506,004
Other financing obligations
Within 1 year	22,109	37,150
After 1 year but within 2 years	19,988	80,276
After 2 years but within 3 years	50,197	107,497
After 3 years but within 4 years	47,730	111,616
After 4 years but within 5 years	45,287	113,667
After 5 years	118,022	1,878,098
Total undiscounted lease payments	303,333	2,328,304
Less: total future interest	(85,784)	(1,160,108)
Less: estimated construction costs	(39,574)	(160,506)
Other financing obligations	177,975	1,007,690
Total of finance lease and other financing obligations
Within 1 year	417,599	389,674
After 1 year but within 2 years	515,699	534,167
After 2 years but within 3 years	428,448	393,965
After 3 years but within 4 years	438,932	394,243
After 4 years but within 5 years	449,748	406,148
After 5 years	5,870,045	5,804,126
Total undiscounted lease payments	8,120,471	7,922,323
Less: total future interest	(3,396,918)	(3,460,592)
Less: estimated construction costs	(39,574)	(160,506)
Present value of total obligations	4,683,979	4,301,225
Finance lease and other financing obligations, current	118,050	166,898
Finance lease and other financing obligations, non-current	4,565,929	¥ 4,134,327	¥ 3,802,410
Operating lease obligations
Within 1 year	88,903
After 1 year but within 2 years	52,227
After 2 years but within 3 years	43,404
After 3 years but within 4 years	41,384
After 4 years but within 5 years	41,122
After 5 years	377,008
Total undiscounted lease payments	644,048
Less: total future interest	(200,540)
Operating Lease, Liability, Total	443,508
Operating lease liabilities, current	63,719		67,006
Operating lease liabilities, non-current	379,789		¥ 416,601
Total
Within 1 year	506,502
After 1 year but within 2 years	567,926
After 2 years but within 3 years	471,852
After 3 years but within 4 years	480,316
After 4 years but within 5 years	490,870
After 5 years	6,247,053
Total undiscounted lease payments	8,764,519
Less: total future interest	(3,597,458)
Less: estimated construction costs	(39,574)
Present value of lease obligations	5,127,487
Including:- Current portion	181,769
Including:- Non-current portion	4,945,718
Total future lease payments for additional leases that have not yet commenced, primarily for data center buildings	¥ 895,326
Percentage of weighted average effective interest rate of finance and build-to-suit leases		6.99%
Data center building leases | Minimum
Total
Lease terms	1 year
Data center building leases | Maximum
Total
Lease terms	20 years